LONG-TERM LOANS (Tables)	12 Months Ended
Jun. 30, 2021
LONG-TERM LOANS
Schedule Of Debt Instruments

		June 30,
		2020	2021
MYR denominated loans	(i)	842	842
SGD denominated loans	(ii)	258	164
USD denominated loan	(iii)	15,000	15,000

		$16,100	$16,006

Less: Current portion		(320)	(15,308)

		$15,780	$698

i.
The MYR denominated loans are repayable in 3 to 75 installments with the last installment due in Ap ri
l 2039. For the years ended June 30, 2020 and 2021, the effective interest rates ranged from 2.19% to 7.51% per annum and 2.08% to 4.05% per annum, respectively. The borrowings are secured by the mortgages of buildings and vehicles in Malaysia, with an aggregate carrying value of $873 and $964 as of June 30, 2020 and 2021, respectively.

ii.
The SGD denominated loans are repayable in 10 to 31 installments with the last installment due on March 4, 2024. For the years ended June 30, 2020 and 2021, the effective interest rates ranged from 2.44% to 2.78% per annum and 2.44% to 2.78% per annum, respectively. The borrowing is secured by vehicles with a total carrying value of $305 and $204 as of June 30, 2020 and 2021, respectively.

iii.	The USD denominated loan was drawn on April 24, 2020 and is repayable on April 22, 2022. For the year ended June 30, 2021, the effective interest rate was 3.02% per annum.

Schedule of principal and interest payments for all outstanding long-term loans	Scheduled principal for all outstanding long-term loans as of June 30, 2021 are as follows:

Year ending June 30,
2022	$15,308
2023	308
2024	216
2025	34
2026	19
2026 onwards	121

$16,006